Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Non-current Liabilities Explanatory [Abstract]
Disclosure of detailed information about Other non-current liabilities [Text Block]
(€ million)	December 31, 2017	December 31, 2016
Fair value of derivatives financial instruments	91	161
Income tax liabilities	36	35
Other payables towards tax authorities	9	9
Cautionary deposits	255	265
Other payables	45	51
Other liabilities	1,043	1,247
	1,479	1,768